Motley Fool 100 Index ETF
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Number of Shares	Value
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	1,675	$2,249,910

Air Freight & Logistics - 0.7%
FedEx Corp.	7,575	1,923,747
United Parcel Service, Inc. - Class B	25,863	3,593,147
		5,516,894

Automobiles - 2.1%
Tesla, Inc.(a)	95,840	17,067,187

Banks - 2.4%
JPMorgan Chase & Co.	87,325	17,694,665
Truist Financial Corp.	40,456	1,527,214
		19,221,879

Beverages - 0.2%
Monster Beverage Corp.(a)(b)	31,511	1,636,051

Biotechnology - 1.7%
Amgen, Inc.	16,235	4,965,475
Biogen, Inc.(a)	4,399	989,511
Gilead Sciences, Inc.	37,766	2,427,221
Moderna, Inc.(a)(b)	11,583	1,651,156
Vertex Pharmaceuticals, Inc.(a)	7,824	3,562,580
		13,595,943

Broadline Retail - 7.3%
Amazon.com, Inc.(a)	314,462	55,483,675
Coupang, Inc.(a)	54,302	1,234,827
eBay, Inc.	15,671	849,682
		57,568,184

Capital Markets - 1.5%
Charles Schwab Corp.	55,228	4,047,108
CME Group, Inc.	10,909	2,214,309
Intercontinental Exchange, Inc.	17,350	2,323,165
Moody's Corp.	5,522	2,192,179
Nasdaq, Inc.	17,408	1,027,594
		11,804,355

Chemicals - 0.5%
Ecolab, Inc.	8,655	2,009,691
Sherwin-Williams Co.	7,699	2,338,956
		4,348,647

Commercial Services & Supplies - 0.8%
Cintas Corp.	3,060	2,074,588
Copart, Inc.(a)	29,112	1,544,683
Waste Management, Inc.	12,170	2,564,584
		6,183,855

Communications Equipment - 0.4%
Arista Networks, Inc.(a)	9,477	2,820,829

Consumer Staples Distribution & Retail - 3.4%
Costco Wholesale Corp.	13,440	10,884,922
Walmart, Inc.	244,294	16,064,773
		26,949,695

Entertainment - 2.1%
Electronic Arts, Inc.	8,082	1,073,936
Netflix, Inc.(a)	13,108	8,410,355
ROBLOX Corp. - Class A(a)	19,107	642,377
Walt Disney Co.	55,404	5,757,030
Warner Bros Discovery, Inc.(a)(b)	73,857	608,582
		16,492,280

Financial Services - 7.5%
Berkshire Hathaway, Inc. - Class B(a)	65,594	27,182,153
Block, Inc.(a)	18,709	1,198,873
Mastercard, Inc. - Class A	28,282	12,644,034
PayPal Holdings, Inc.(a)	32,437	2,043,207
Visa, Inc. - Class A	60,892	16,590,634
		59,658,901

Ground Transportation - 1.2%
Old Dominion Freight Line, Inc.	6,583	1,153,671
Uber Technologies, Inc.(a)	62,948	4,063,923
Union Pacific Corp.	18,480	4,302,513
		9,520,107

Health Care Equipment & Supplies - 1.3%
Align Technology, Inc.(a)	2,264	582,324
Becton Dickinson & Co.	8,745	2,028,578
DexCom, Inc.(a)	11,665	1,385,452
IDEXX Laboratories, Inc.(a)	2,519	1,251,817
Intuitive Surgical, Inc.(a)	10,744	4,320,377
ResMed, Inc.(b)	4,442	916,518
Solventum Corp.(a)	4,133	245,252
		10,730,318

Health Care Providers & Services - 2.7%
CVS Health Corp.	38,144	2,273,383
HCA Healthcare, Inc.(b)	8,007	2,720,378
McKesson Corp.	3,978	2,265,829
UnitedHealth Group, Inc.	27,943	13,842,124
		21,101,714

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A(a)	4,863	847,378

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. - Class A(a)	19,300	2,797,149
Booking Holdings, Inc.	1,027	3,878,311
Chipotle Mexican Grill, Inc.(a)	826	2,584,983
DoorDash, Inc. - Class A(a)(b)	12,227	1,346,315
Marriott International, Inc. - Class A	8,762	2,025,512
Starbucks Corp.	34,316	2,752,830
		15,385,100

Industrial Conglomerates - 0.2%
3M Co.	16,565	1,658,819

Insurance - 0.2%
Aflac, Inc.(b)	17,481	1,571,018

Interactive Media & Services - 12.8%
Alphabet, Inc. - Class C(a)	375,424	65,308,759
Meta Platforms, Inc. - Class A	77,287	36,079,890
		101,388,649

IT Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	15,103	999,064
Gartner, Inc.(a)	2,348	985,385
MongoDB, Inc.(a)(b)	2,130	502,808
Snowflake, Inc. - Class A(a)	9,958	1,356,080
		3,843,337

Life Sciences Tools & Services - 0.1%
Illumina, Inc.(a)	4,798	500,335

Machinery - 0.1%
Cummins, Inc.	4,123	1,161,573

Media - 0.2%
Trade Desk, Inc. - Class A(a)	14,798	1,372,958

Oil, Gas & Consumable Fuels - 0.2%
Kinder Morgan, Inc.	67,286	1,311,404

Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	61,225	2,515,735
Johnson & Johnson	73,054	10,714,830
		13,230,565

Real Estate Management & Development - 0.1%
CoStar Group, Inc.(a)	12,357	965,947

Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices, Inc.(a)	48,986	8,175,764
Broadcom, Inc.	14,043	18,656,827
Lam Research Corp.	3,969	3,700,854
NVIDIA Corp.	74,527	81,706,186
		112,239,631

Software - 16.6%
Adobe Systems, Inc.(a)	13,708	6,096,770
Autodesk, Inc.(a)	6,473	1,304,957
Crowdstrike Holdings, Inc. - Class A(a)	7,323	2,297,005
Datadog, Inc. - Class A(a)	10,049	1,107,199
Fortinet, Inc.(a)	23,086	1,369,461
Intuit, Inc.	8,480	4,888,211
Microsoft Corp.	224,998	93,403,420
Palo Alto Networks, Inc.(a)	9,763	2,879,206
Roper Technologies, Inc.	3,243	1,727,741
Salesforce, Inc.	29,395	6,891,364
ServiceNow, Inc.(a)	6,201	4,073,623
Synopsys, Inc.(a)	4,619	2,590,335
Workday, Inc. - Class A(a)	7,992	1,689,908
Zoom Video Communications, Inc. - Class A(a)	9,290	569,849
Zscaler, Inc.(a)	4,534	770,599
		131,659,648

Specialized REITs - 1.0%
American Tower Corp.	14,112	2,762,283
Crown Castle, Inc.	13,129	1,345,722
Digital Realty Trust, Inc.	9,455	1,374,190
Equinix, Inc.	2,860	2,182,123
		7,664,318

Specialty Retail - 1.3%
Home Depot, Inc.	30,032	10,056,816

Technology Hardware, Storage & Peripherals - 11.3%
Apple, Inc.	468,130	89,997,993

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. - Class B(b)	45,873	4,360,229

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.	35,939	6,287,887
TOTAL COMMON STOCKS (Cost $495,080,611)		791,970,354

RIGHTS - 0.0%(c)	Contracts	Value
Altaba, Inc. - Escrow Shares, Expires , Exercise Price $0.00(a)(d)	8,565	21,498
TOTAL RIGHTS (Cost $2,161)		21,498

SHORT-TERM INVESTMENTS - 1.6%
Investments Purchased with Proceeds from Securities Lending - 1.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(e)	12,373,422	12,373,422
TOTAL SHORT-TERM INVESTMENTS (Cost $12,373,422)		12,373,422

TOTAL INVESTMENTS - 101.4% (Cost $507,456,194)		$804,365,274
Liabilities in Excess of Other Assets - (1.4)%		(11,239,484)
TOTAL NET ASSETS - 100.0%
		$793,125,790

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $12,110,976 which represented 1.5% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $21,498 or 0.0% of net assets as of May 31, 2024.

(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	791,970,354	–	–	791,970,354
Rights	–	–	21,498	21,498
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	12,373,422
Total Investments	791,970,354	–	21,498	804,365,274

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to Schedule of Investments for industry classifications.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.